UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04636
                                                    ------------------------

                                 THE GALAXY FUND
             -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                BOSTON, MA 02110
             -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          Joseph R. Palombo, President
                              One Financial Center
                                BOSTON, MA 02110
             -----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 866-840-5469
                                                            ------------
                     Date of fiscal year end: JULY 31, 2003
                                              -------------
                     Date of reporting period: JULY 31, 2003
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

CONTENTS


      PORTFOLIOS OF INVESTMENTS

  2   Galaxy Prime Reserves

  6   Galaxy Tax-Exempt Reserves

 11   Galaxy Government Reserves


 12   STATEMENTS OF ASSETS AND LIABILITIES


 13   STATEMENTS OF OPERATIONS


 14   STATEMENTS OF CHANGES IN NET ASSETS


      FINANCIAL HIGHLIGHTS

 16   Galaxy Prime Reserves

 17   Galaxy Tax-Exempt Reserves

 18   Galaxy Government Reserves


 19   NOTES TO FINANCIAL STATEMENTS


 27   REPORT OF ERNST & YOUNG LLP,
      INDEPENDENT AUDITORS

PRIME RESERVES

PORTFOLIO OF INVESTMENTS
JULY 31, 2003

 PAR VALUE                                           VALUE
 ---------                                           -----

CORPORATE NOTES AND BONDS - 26.00%

                 FINANCE - 23.81%

$ 75,000,000     American Express Credit Corp.
                 Senior Note, Series B, MTN
                 Extendible
                 1.12%, 08/20/04 (C)(E).......   $   75,000,000
  73,000,000     American Express Credit Corp.
                 Senior Note, Series B, MTN
                 Extendible
                 1.15%, 09/03/04 (C)..........       73,000,000
  55,000,000     American Honda Finance
                 Corp., MTN
                 1.06%, 06/24/04 (C)(E).......       55,000,000
   6,700,000     BF FT Myers, Inc./BF South, Inc.
                 1.15%, 11/01/17 (C)
                 LOC: Fifth Third Bank........        6,700,000
  67,000,000     Citigroup, Inc.
                 1.34%, 03/09/04 (C)..........       67,118,122
   1,000,000     Crest Products, Inc.
                 1.15%, 03/01/13 (C)
                 LOC: Fifth Third Bank........        1,000,000
   5,000,000     Eskaton Lodge Granite Bay LP
                 1.10%, 06/01/33 (C)
                 LOC: U.S. Bank, N.A..........        5,000,000
   1,500,000     Evangelical Community Church
                 1.15%, 07/01/23 (C)
                 LOC: Fifth Third Bank........        1,500,000
   2,500,000     Fornell Associates LLC
                 Series 2003
                 1.15%, 07/01/23 (C)
                 LOC: Fifth Third Bank........        2,500,000
   1,700,000     Garfield Investment Group LLC
                 1.15%, 07/01/28 (C)
                 LOC: Fifth Third Bank........        1,700,000
  50,000,000     General Electric Capital Corp.
                 MTN, Extendible
                 1.13%, 08/16/04 (C)..........       50,000,000
   1,870,000     Henderson Regional Industrial
                 Development Authority
                 Series 03-A
                 1.15%, 07/01/23 (C)
                 LOC: Fifth Third Bank........        1,870,000
   2,800,000     Laird Brothers LLC
                 Series 2003
                 1.15%, 02/01/28 (C)
                 LOC: Fifth Third Bank........        2,800,000

 PAR VALUE                                           VALUE
 ---------                                           -----

                 FINANCE (CONTINUED)

$  2,660,000     Manor Homes Holdings LLC/
                 Stewart Lodge Holdings LLC
                 Series 2000
                 1.15%, 06/01/23 (C)
                 LOC: Fifth Third Bank........    $   2,660,000
  37,000,000     MBIA Global Funding LLC
                 Company Guaranteed, MTN
                 1.09%, 11/17/03 (C)(E).......       37,000,000
  40,000,000     MBIA Global Funding LLC
                 Company Guaranteed, MTN
                 1.10%, 01/02/04 (C)(E).......       40,000,000
  60,000,000     MBIA Global Funding LLC
                 Company Guaranteed, MTN
                 1.10%, 04/02/04 (C)(E).......       60,000,000
  16,430,000     Morgan Stanley
                 Senior Note, Series C, MTN
                 1.36%, 04/22/04 (C)..........       16,463,857
   5,478,000     MRN LP
                 1.14%, 12/01/33 (C)
                 LOC: U.S. Bank, N.A..........        5,478,000
 100,000,000     National City Bank, BN
                 1.06%, 10/03/03 (C)..........       99,996,548
  30,000,000     National City Bank, BN
                 1.05%, 03/30/04 (C)..........       29,998,080
   4,110,000     Persimmon Ridge Golf Course
                 1.15%, 04/01/14 (C)
                 LOC: Fifth Third Bank........        4,110,000
  50,000,000     Toyota Motor Credit Corp., MTN
                 1.07%, 09/02/03 (C)..........       50,000,000
  50,000,000     Toyota Motor Credit Corp., MTN
                 1.05%, 11/24/03 (C)..........       50,000,000
  25,000,000     U.S. Bank, N.A., BN
                 1.05%, 10/30/03 (C)..........       24,999,428
 160,000,000     Wells Fargo Bank, N.A., BN
                 1.04%, 11/24/03 (C)..........      160,000,000
                                                 --------------
                                                    923,894,035
                                                 --------------

                 TECHNOLOGY - 2.19%

  85,000,000     IBM Corp., MTN
                 1.19%, 09/08/03 (C)..........       84,999,094
                                                 --------------
                 TOTAL CORPORATE
                 NOTES AND BONDS..............   $1,008,893,129
                                                 --------------
                 (Cost $1,008,893,129)


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        2

PRIME RESERVES

JULY 31, 2003


 PAR VALUE                                           VALUE
 ---------                                           -----

CERTIFICATES OF DEPOSIT - 25.92%

$ 50,000,000     Bank of New York
                 1.21%, 02/10/04 (C)..........   $   50,000,000
  20,000,000     Bank One, N.A.
                 1.32%, 05/10/04 (C)..........       20,038,862
 100,000,000     Barclays Bank Plc, Yankee
                 1.05%, 09/17/03 .............      100,000,648
 100,000,000     BNP Paribas, Yankee
                 1.09%, 10/10/03 .............      100,032,889
 140,000,000     Canadian Imperial Bank of
                 Commerce
                 Yankee, Extendible
                 1.13%, 08/12/04 (C)..........      140,000,000
  60,000,000     Citibank, N.A.
                 0.94%, 09/24/03 .............       60,000,000
 100,000,000     Credit Suisse First Boston N.Y.
                 Yankee
                 1.10%, 07/07/04 (C)..........      100,000,000
  40,000,000     First Tennessee Bank, N.A.
                 1.23%, 02/04/04 (C)..........       39,995,760
  50,000,000     Rabobank Nederland NV
                 Yankee
                 1.33%, 04/19/04 .............       50,000,000
 100,000,000     Royal Bank of Scotland, Yankee
                 1.06%, 10/03/03 (C)..........       99,996,548
 100,000,000     Societe General, Yankee
                 1.04%, 08/18/03 .............      100,000,000
  45,688,000     Toronto-Dominion Bank
                 Yankee
                 1.21%, 09/08/03 .............       45,690,375
 100,000,000     Toronto-Dominion Bank
                 Yankee
                 0.93%, 09/23/03 .............      100,000,734
                                                 --------------
                 TOTAL CERTIFICATES OF DEPOSIT    1,005,755,816
                                                 --------------
                 (Cost $1,005,755,816)

COMMERCIAL PAPER - 25.13%

                 FINANCE - 23.49%

  66,053,000     Amstel Funding Corp.
                 1.01%, 09/16/03 (A)(B).......       65,967,755
  50,000,000     Amstel Funding Corp.
                 1.05%, 09/25/03 (A)(B).......       49,919,792
  50,000,000     Ciesco, L.P.
                 1.03%, 08/15/03 (A)(B).......       49,979,972

  PAR VALUE                                           VALUE
  ---------                                           -----

                 FINANCE (CONTINUED)

$ 50,000,000     Ciesco, L.P.
                 1.03%, 08/20/03 (A)..........   $   49,972,820
  65,700,000     Govco, Inc.
                 1.03%, 09/09/03 (A)(B).......       65,626,690
  75,000,000     Govco, Inc.
                 1.07%, 09/10/03 (A)(B).......       74,910,833
 100,000,000     Jupiter Securitization Corp.
                 1.03%, 08/04/03 (A)(B).......       99,991,417
  75,000,000     New Center Asset Trust
                 0.92%, 09/08/03 (A)..........       74,927,167
  70,000,000     New Center Asset Trust
                 1.02%, 09/22/03 (A)..........       69,896,867
  52,511,000     Old Line Funding Corp.
                 1.03%, 09/02/03 (A)(B).......       52,462,923
  32,759,000     Old Line Funding Corp.
                 1.04%, 09/02/03 (A)(B).......       32,728,716
 100,000,000     Preferred Receivables
                 Funding Corp.
                 1.03%, 08/07/03 (A)(B).......       99,982,833
  25,000,000     Toronto-Dominion
                 Holdings (USA), Inc.
                 1.04%, 11/20/03 (A)..........       24,919,833
 100,000,000     Variable Funding Capital Corp.
                 1.03%, 08/11/03 (A)(B).......       99,971,389
                                                 --------------
                                                    911,259,007
                                                 --------------

                 CONSUMER STAPLES - 1.64%

  63,750,000     Johnson & Johnson
                 1.17%, 08/19/03 (A)(B).......       63,713,025
                                                 --------------
                 TOTAL COMMERCIAL PAPER.......      974,972,032
                                                 --------------
                 (Cost $974,972,032)

U.S. AGENCY OBLIGATIONS - 16.67%

                 FEDERAL HOME LOAN BANK - 8.94%

  86,000,000     1.41%, 08/06/03 .............       86,000,000
  19,900,000     1.40%, 08/12/03 .............       19,900,000
 100,000,000     1.30%, 04/13/04 .............      100,000,000
  40,000,000     1.31%, 04/13/04 .............       40,000,000
  35,000,000     1.34%, 05/07/04 .............       35,000,000
  32,000,000     1.25%, 06/18/04 .............       32,000,000
  33,900,000     1.27%, 06/21/04 .............       33,900,000
                                                 --------------
                                                    346,800,000
                                                 --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        3

PRIME RESERVES

JULY 31, 2003


 PAR VALUE                                           VALUE
 ---------                                           -----

                 FEDERAL NATIONAL
                 MORTGAGE ASSOCIATION - 4.78%

$ 10,000,000     1.30%, 02/06/04 (A)..........   $    9,932,800
  40,000,000     5.13%, 02/13/04 .............       40,799,267
  35,000,000     1.38%, 05/07/04 .............       35,000,000
  50,000,000     1.10%, 05/28/04 (A)..........       49,544,320
  50,000,000     1.25%, 08/27/04 .............       49,990,000
                                                 --------------
                                                    185,266,387
                                                 --------------

                 FEDERAL HOME LOAN
                 MORTGAGE CORPORATION - 2.95%

  50,000,000     1.00%, 11/07/03 (A)..........       49,863,889
  30,257,000     1.01%, 04/22/04 (A)..........       30,034,275
  35,000,000     1.01%, 06/17/04 (A)..........       34,689,477
                                                 --------------
                                                    114,587,641
                                                 --------------
                 TOTAL U.S. AGENCY OBLIGATIONS      646,654,028
                                                 --------------
                 (Cost $646,654,028)

MUNICIPAL SECURITIES - 5.15%

                 CALIFORNIA - 0.22%

   8,500,000     San Jose Redevelopment Agency
                 Taxable Merged Area, Series H
                 1.10%, 08/01/29 (D)
                 LOC: Bank of New York........        8,500,000
                                                 --------------

                 ILLINOIS - 0.49%

  19,000,000     Chicago Midway Airport Revenue
                 Second Lien, Series A
                 1.12%, 01/01/21 (D)
                 Insured: FSA
                 SPA: JPMorgan Chase Bank ....       19,000,000
                                                 --------------

                 MAINE - 0.80%

  31,000,000     Portland, Pension Bonds, GO
                 1.05%, 06/01/26 (D)
                 SPA: Landesbank
                 Hessen-Thuringen GZ..........       31,000,000
                                                 --------------

 PAR VALUE                                           VALUE
 ---------                                           -----

                 MARYLAND - 1.81%

$ 70,300,000     Baltimore Project Revenue
                 Baltimore Package Facilities
                 1.05%, 07/01/32 (D)
                 Insured: FGIC
                 SPA: Dexia Credit
                 Local de France..............   $   70,300,000
                                                 --------------

                 NEW JERSEY - 1.29%

  50,000,000     New Jersey EDA
                 State Pension Funding Revenue
                 1.05%, 02/15/29 (D)
                 Insured: FSA
                 SPA: Dexia Credit
                 Local de France..............       50,000,000
                                                 --------------

                 NEW YORK - 0.54%

  20,950,000     New York State HFA
                 900 8th Avenue Housing
                 Series B
                 1.06%, 11/01/35 (D)
                 LOC: KeyBank, N.A............       20,950,000
                                                 --------------
                 TOTAL MUNICIPAL SECURITIES ..      199,750,000
                                                 --------------
                 (Cost $199,750,000)

TIME DEPOSIT - 1.93%

  75,000,000     State Street Bank
                 1.13%, 08/01/03 .............       75,000,000
                                                 --------------
                 TOTAL TIME DEPOSIT...........       75,000,000
                                                 --------------
                 (Cost $75,000,000)

REPURCHASE AGREEMENT - 0.55%

  21,321,000     Repurchase Agreement with:
                 Bank of America
                 1.10%, Due 08/01/2003
                 dated 07/31/2003
                 Repurchase Price $21,321,651
                 (Collateralized by U.S. Agency
                 Obligations, 5.63% - 5.75%
                 Due 09/02/2003 - 01/15/2012;
                 Total Par $20,408,343
                 Market Value $21,747,472) ...       21,321,000
                                                 --------------
                 TOTAL REPURCHASE AGREEMENT ..       21,321,000
                                                 --------------
                 (Cost $21,321,000)


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        4

PRIME RESERVES

JULY 31, 2003


   SHARES                                            VALUE
   ------                                            -----

INVESTMENT COMPANY - 0.02%

     745,101     Dreyfus Cash
                 Management Fund..............   $      745,101
                                                 --------------
                 TOTAL INVESTMENT COMPANY ....          745,101
                                                 --------------
                 (Cost $745,101)
TOTAL INVESTMENTS - 101.37%...................    3,933,091,106
                                                 --------------
(Cost $3,933,091,106)*
NET OTHER ASSETS AND LIABILITIES - (1.37)% ...      (53,301,878)
                                                 --------------
NET ASSETS - 100.00%..........................   $3,879,789,228
                                                 ==============

----------------------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Act of 1940. At July 31, 2003, these securities amounted to $755,255,345 or 19.47% of net assets.
(C) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect at July 31, 2003.
(D) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect at July 31, 2003.
(E) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. These securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. At July 31, 2003, these securities amounted to $267,000,000 or 6.88% of net assets.
BN     Bank Note
EDA    Economic Development Authority
FGIC   Federal Guaranty Insurance Corp.
FSA    Financial Security Assurance Company
GO     General Obligation
HFA    Housing Finance Agency
LOC    Letter of Credit
MTN    Medium Term Note
SPA    Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        5

TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS
JULY 31, 2003


 PAR VALUE                                           VALUE
 ---------                                           -----

MUNICIPAL SECURITIES - 93.94%

                ALASKA - 0.61%

 $1,000,000     Anchorage Higher
                Education Revenue
                Alaska Pacific University
                0.86%, 07/01/17 (A)
                LOC: Bank of America, N.A.......   $  1,000,000
                                                   ------------

                ARIZONA - 2.97%

  1,240,000     Arizona HFA Revenue
                Community Behavioral
                Health Property
                0.90%, 08/01/25 (A)
                LOC: Wells Fargo Bank, N.A......      1,240,000
  1,000,000     Maricopa County IDA
                Multi-Family Housing Revenue
                Sonora Vista II Apartments
                Series A, AMT
                1.00%, 12/01/39 (A)
                LOC: Wells Fargo Bank, N.A......      1,000,000
  2,600,000     Phoenix IDA
                Multi-Family Housing Revenue
                Sunrise Vista Apartments
                Series A, AMT
                1.00%, 06/01/31 (A)
                LOC: Wells Fargo Bank, N.A......      2,600,000
                                                   ------------
                                                      4,840,000
                                                   ------------

                COLORADO - 12.81%

  1,500,000     Colorado Educational & Cultural
                Facilities Authority Revenue
                Denver Art Museum Project
                0.90%, 01/01/33 (A)
                LOC: Wells Fargo Bank, N.A......      1,500,000
  1,900,000     Colorado Educational & Cultural
                Facilities Authority Revenue
                Regis Jesuit High School Project
                0.90%, 12/01/33 (A)
                LOC: Wells Fargo Bank, N.A......      1,900,000

 PAR VALUE                                           VALUE
 ---------                                           -----

                COLORADO (CONTINUED)

$ 1,100,000     Colorado Educational & Cultural
                Facilities Authority Revenue
                YMCA Metropolitan
                Denver Project
                0.90%, 07/01/18 (A)
                LOC: Wells Fargo Bank, N.A......   $  1,100,000
  1,650,000     Colorado HFA
                Craig Hospital Project
                0.90%, 12/01/20 (A)
                LOC: Wells Fargo Bank, N.A......      1,650,000
  4,210,000     Colorado HFA
                Golden West Manor Project
                Series A
                0.90%, 07/01/32 (A)
                LOC: U.S. Bank, N.A.............      4,210,000
  3,150,000     Colorado Springs
                Colorado College
                0.90%, 06/01/23 (A).............      3,150,000
  2,500,000     Colorado Springs
                YMCA of Pikes Peak
                Regional Project
                0.90%, 11/01/22 (A)
                LOC: Wells Fargo Bank, N.A......      2,500,000
  1,600,000     Crystal Valley Metropolitan
                District No. 1
                0.90%, 05/01/32 (A)
                LOC: Wells Fargo Bank, N.A......      1,600,000
  3,250,000     Lafayette Improvement District
                Special Assessment Revenue
                Special Improvement No. 02-01
                0.90%, 12/01/22 (A)
                LOC: U.S. Bank, N.A.............      3,250,000
                                                   ------------
                                                     20,860,000
                                                   ------------

                FLORIDA - 6.03%

  1,500,000     Florida Housing Finance Agency
                Multi-Family Housing Revenue
                Town Colony, Series EE
                0.90%, 09/01/08 (A)
                LOC: Credit Suisse
                First Boston....................      1,500,000
  1,075,000     Jacksonville HFA, IDR
                National Benevolent Cypress
                Series B
                0.90%, 03/01/30 (A)
                LOC: KBC Bank, NV...............      1,075,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        6

TAX-EXEMPT RESERVES

JULY 31, 2003


 PAR VALUE                                           VALUE
 ---------                                           -----

                FLORIDA (CONTINUED)

$ 2,500,000     Pinellas County IDA
                Family Resource, Inc. Project
                0.90%, 07/01/24 (A)
                LOC: SunTrust Bank..............   $  2,500,000
  4,750,000     Volusia County
                Housing Finance Authority
                Multi-Family Housing Revenue
                Saxon Trace Apartments, AMT
                0.90%, 06/15/36 (A)
                LIQ FAC: FNMA...................      4,750,000
                                                   ------------
                                                      9,825,000
                                                   ------------

                GEORGIA - 8.30%

  2,400,000     Canton Housing Authority
                Multi-Family Housing Revenue
                Canton Mill Lofts Project, AMT
                0.95%, 12/01/34 (A)
                LOC: Wachovia Bank, N.A.........      2,400,000
    100,000     Cobb County Residential Care
                Facilities Authority Revenue
                North Georgia Presbyterian
                Homes Project
                0.85%, 08/01/18 (A)
                LOC: SunTrust Bank, N.A.........        100,000
  1,160,000     Columbus Hospital Authority
                Revenue Certificates
                St. Francis Hospital, Inc. Project
                0.85%, 01/01/18 (A)
                LOC: SunTrust Bank, N.A.........      1,160,000
  5,000,000     Macon-Bibb County
                Hospital Authority, RAC
                Medical Center, Central Georgia
                0.90%, 07/01/28 (A)
                LOC: SunTrust Bank..............      5,000,000
  2,345,000     Screven County, IDA, IDR
                Sylvania Yarn
                Systems, Inc. Project, AMT
                0.95%, 10/01/10 (A)
                LOC: Wachovia Bank, N.A.........      2,345,000
  2,490,000     Troup County Public
                Facilities Authority
                Government Services Center
                Project
                2.00%, 06/01/04 ................      2,510,554
                                                   ------------
                                                     13,515,554
                                                   ------------

 PAR VALUE                                           VALUE
 ---------                                           -----

                ILLINOIS - 9.89%

$   900,000     Carol Stream Industrial Project
                Maac Machinery Co. Project, AMT
                1.05%, 04/01/24 (A)
                LOC: Northern Trust Co..........   $    900,000
  1,170,000     Chicago O'Hare
                International Airport
                General Airport, Second Lien
                Series C
                0.85%, 01/01/18 (A)
                LOC: Societe Generale...........      1,170,000
  2,200,000     Chicago O'Hare
                International Airport
                Special Facilities Revenue
                Compagnie Nationale
                Air France, AMT
                0.93%, 05/01/18 (A)
                LOC: Societe Generale...........      2,200,000
  1,230,000     Chicago Tax Increment
                Allocation, Stockyards
                Series A
                0.93%, 12/01/11 (A)
                LOC: Northern Trust Co..........      1,230,000
  1,000,000     Cook County
                Capital Improvement
                Series B
                0.90%, 11/01/31 (A)
                SPA: Landesbank
                Hessen-Thuringen GZ.............      1,000,000
  2,315,000     Illinois Development Finance
                Authority, Educational Facilities
                Embers Elementary School Project
                0.87%, 04/01/32 (A)
                LOC: LaSalle Bank, N.A..........      2,315,000
  1,000,000     Illinois Development Finance
                Authority, McCormick Theological
                Series A
                0.90%, 06/01/19 (A)
                LOC: Northern Trust Co..........      1,000,000
  1,000,000     Illinois Development Finance
                Authority, Wheaton Academy
                Project
                0.90%, 10/01/28 (A)
                LOC: Northern Trust Co..........      1,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        7

TAX-EXEMPT RESERVES

JULY 31, 2003


 PAR VALUE                                           VALUE
 ---------                                           -----

                ILLINOIS (CONTINUED)

$ 3,300,000     Macon County
                Millikin University
                0.87%, 10/01/31 (A)
                LOC: National City Bank ........   $  3,300,000
  1,000,000     Orland Hills
                Multi-Family Mortgage Revenue
                0.90%, 12/01/04 (A)
                LOC: LaSalle National Bank .....      1,000,000
  1,000,000     Palatine Special Facilities
                Limited Obligation, Little City
                Community Development Project
                0.90%, 12/01/28 (A)
                LOC: FHLB.......................      1,000,000
                                                   ------------
                                                     16,115,000
                                                   ------------

                INDIANA - 3.79%

  2,900,000     Indiana Health Facilities Financing
                Authority Revenue
                Golden Years Homestead
                Series A
                0.90%, 06/01/25 (A)
                LOC: Wells Fargo Bank, N.A......      2,900,000
  2,280,000     Indiana State Development
                Finance Authority
                Economic Development
                Rehabilitation Center Project
                1.00%, 07/01/17 (A)
                LOC: Wells Fargo Bank, N.A......      2,280,000
  1,000,000     Indianapolis Multi-Family
                Housing Revenue
                Nora Pines Apartments
                Project, AMT
                0.90%, 10/15/31 (A)
                LOC: FNMA.......................      1,000,000
                                                   ------------
                                                      6,180,000
                                                   ------------

                IOWA - 6.76%

  1,800,000     Clinton, IDR
                Sethness Products Co. Project
                1.05%, 09/01/06 (A)
                LOC: Northern Trust Co..........      1,800,000

 PAR VALUE                                           VALUE
 ---------                                           -----

                IOWA (CONTINUED)

 $1,825,000     Clinton, IDR
                Sethness Products Co. Project
                1.05%, 09/01/11 (A)
                LOC: Northern Trust Co..........   $  1,825,000
  2,580,000     Iowa Finance Authority
                Private College Revenue
                Morningside College Project
                0.90%, 09/01/32 (A)
                LOC: U.S. Bank, N.A.............      2,580,000
  4,800,000     Iowa Finance Authority
                Small Business Development
                Revenue
                Multi-Family Housing
                Village Court Association, Series A
                0.90%, 11/01/15 (A)
                CO: Dupont (E.I.) de Nemours ...      4,800,000
                                                   ------------
                                                     11,005,000
                                                   ------------

                LOUISIANA - 2.46%

  4,000,000     St. James Parish, PCR
                Texaco Project, Series A
                0.90%, 12/16/03 ................      4,000,000
                                                   ------------

                MASSACHUSETTS - 6.96%

  2,000,000     Dover & Sherborn Regional
                School District, BAN, GO
                2.50%, 11/14/03 ................      2,004,639
  4,000,000     Massachusetts, GO
                0.90%, 08/11/03
                LOC: JPMorgan Chase Bank .......      4,000,000
  1,495,000     Shrewsbury
                Municipal Purpose Loan, GO
                4.00%, 08/15/03 ................      1,496,638
  3,841,000     Westwood, BAN, GO
                2.50%, 08/07/03 ................      3,841,634
                                                   ------------
                                                     11,342,911
                                                   ------------

                MICHIGAN - 5.34%

  3,600,000     Detroit Sewer Disposal Revenue
                Second Lien, Series E
                1.50%, 07/01/31 (A)
                Insured: FGIC
                LIQ FAC: FGIC SPI...............      3,600,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        8

TAX-EXEMPT RESERVES

JULY 31, 2003


 PAR VALUE                                           VALUE
 ---------                                           -----

                MICHIGAN (CONTINUED)

$ 1,600,000     Green Lake Township, EDC
                Interlochen Center Arts Project
                0.90%, 06/01/27 (A)
                LOC: Northern Trust Co..........   $  1,600,000
  3,500,000     Michigan Municipal Bond
                Authority Revenue, Series C-2
                2.25%, 08/22/03
                LOC: JPMorgan Chase Bank .......      3,501,586
                                                   ------------
                                                      8,701,586
                                                   ------------

                MINNESOTA - 1.97%

  3,200,000     New ULM, Hospital
                Facilities Revenue
                Health Central System
                0.85%, 08/01/14 (A)
                LOC: Wells Fargo Bank, N.A......      3,200,000
                                                   ------------

                MISSISSIPPI - 2.52%

  4,100,000     Jackson County Water System
                Chevron USA, Inc. Project, GO
                1.05%, 11/01/24 (A).............      4,100,000
                                                   ------------

                NEW MEXICO - 1.02%

  1,660,000     Albuquerque Educational
                Facilities Revenue
                Menaul School Project
                1.00%, 06/01/18 (A)
                LOC: Wells Fargo Bank, N.A......      1,660,000
                                                   ------------

                OKLAHOMA - 2.43%

  1,200,000     Oklahoma State
                Industrial Authority Revenue
                Integris Baptist, Series B
                0.90%, 08/15/29 (A)
                Insured: MBIA
                SPA: JPMorgan Chase Bank .......      1,200,000
  2,740,000     Tulsa, Series A, GO
                2.00%, 06/01/04 ................      2,763,042
                                                   ------------
                                                      3,963,042
                                                   ------------

 PAR VALUE                                           VALUE
 ---------                                           -----

                PENNSYLVANIA - 4.88%

 $1,800,000     Montgomery County
                1.10%, 08/04/03
                LOC: Wachovia Bank, N.A.........   $  1,800,000
  3,150,000     Montgomery County
                0.90%, 09/08/03
                LOC: Bank One, N.A..............      3,150,000
  3,000,000     Montgomery County, AMT
                1.10%, 09/12/03
                LOC: Bank One, N.A..............      3,000,000
                                                   ------------
                                                      7,950,000
                                                   ------------

                TEXAS - 8.72%

  5,000,000     Hockley County, IDC, PCR
                Amoco Project
                1.10%, 11/01/19 (A).............      5,000,000
  3,000,000     Lower Neches Valley
                Authority, PCR
                Chevron USA, Inc. Project
                1.10%, 02/15/17 (A).............      3,000,000
  1,200,000     Mansfield, IDC
                Pier 1 Imports, Inc. Project, AMT
                0.96%, 11/01/26 (A)
                LOC: Bank One, N.A..............      1,200,000
  4,000,000     Texas State, TRAN
                2.75%, 08/29/03 ................      4,003,928
  1,000,000     Victoria HFDC
                Healthcare System Revenue
                Warm Springs Rehabilitation
                Foundation
                0.95%, 09/01/27 (A)
                LOC: JPMorgan Chase Bank .......      1,000,000
                                                   ------------
                                                     14,203,928
                                                   ------------

                VERMONT - 3.07%

  5,000,000     Vermont Educational and Health
                Buildings Financing Agency
                Gifford Medical Center
                Project, Series A
                0.87%, 07/01/33 (A)
                LOC: SunTrust Bank, N.A.........      5,000,000
                                                   ------------


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        9

TAX-EXEMPT RESERVES

JULY 31, 2003


 PAR VALUE                                           VALUE
 ---------                                           -----

                WASHINGTON - 2.80%

$ 2,065,000     Port of Seattle
                0.90%, 08/28/03
                LOC: Bayerische
                Landesbank GZ...................   $  2,065,000
  2,500,000     Port of Seattle
                1.10%, 09/03/03
                LOC: Bayerische
                Landesbank GZ...................      2,500,000
                                                   ------------
                                                      4,565,000
                                                   ------------

                WISCONSIN - 0.61%

  1,000,000     Milwaukee Redevelopment
                Authority, Milwaukee School
                Engineering Project
                Series A
                1.00%, 07/01/23 (A)
                LOC: M&I Bank...................      1,000,000
                                                   ------------
                TOTAL MUNICIPAL SECURITIES .....    153,027,021
                                                   ------------
                (Cost $153,027,021)

   SHARES                                            VALUE
   ------                                            -----

INVESTMENT COMPANIES - 0.53%

    773,077     BlackRock Provident Institutional
                MuniCash Portfolio..............   $    773,077
     88,371     SEI Tax-Exempt Trust
                Money Market Fund...............         88,371
                                                   ------------
                TOTAL INVESTMENT COMPANIES .....        861,448
                                                   ------------
                (Cost $861,448)
TOTAL INVESTMENTS - 94.47%......................    153,888,469
                                                   ------------
(Cost $153,888,469)*
NET OTHER ASSETS AND LIABILITIES - 5.53% .......      9,006,404
                                                   ------------
NET ASSETS - 100.00%............................   $162,894,873
                                                   ============

-----------------------------------
*        Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect at July 31, 2003.
AMT      Alternative Minimum Tax. Private activity obligations
         the interest on which is subject to the federal AMT for
         individuals.
BAN      Bond Anticipation Note
CO       Corporate Obligation
EDC      Economic Development Corp.
FGIC     Federal Guaranty Insurance Corp.
FGIC SPI FGIC Securities Purchase, Inc.
FHLB     Federal Home Loan Bank
FNMA     Federal National Mortgage Association
GO       General Obligation
HFA      Health Facilities Authority
HFDC     Health Facilities Development Corp.
IDA      Industrial Development Authority
IDC      Industrial Development Corp.
IDR      Industrial Development Revenue
LIQ FAC  Liquidity Facility
LOC      Letter of Credit
PCR      Pollution Control Revenue
RAC      Revenue Anticipation Certificates
SPA      Stand-by Purchase Agreement
TRAN     Tax & Revenue Anticipation Notes

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       10

GOVERNMENT RESERVES

PORTFOLIO OF INVESTMENTS
JULY 31, 2003


 PAR VALUE                                           VALUE
 ---------                                           -----

U.S. AGENCY OBLIGATIONS - 76.31%

                FEDERAL HOME LOAN
                MORTGAGE CORPORATION  - 29.52%

$20,000,000     1.24%, 08/14/03 (A).............   $ 19,991,117
 15,000,000     1.03%, 08/29/03 (A).............     14,987,983
 10,000,000     1.11%, 09/04/03 (A).............      9,989,517
  7,000,000     1.03%, 11/04/03 (A).............      6,980,973
  5,000,000     1.55%, 12/04/03 (A).............      4,973,524
  5,000,000     3.00%, 07/15/04 ................      5,090,151
                                                   ------------
                                                     62,013,265
                                                   ------------

                FEDERAL NATIONAL
                MORTGAGE ASSOCIATION  - 19.11%

 20,000,000     0.97%, 01/20/04 (B).............     19,995,302
  5,000,000     1.30%, 02/06/04 (A).............      4,966,400
 10,000,000     3.63%, 04/15/04 ................     10,177,928
  5,000,000     1.38%, 05/07/04 ................      5,000,000
                                                   ------------
                                                     40,139,630
                                                   ------------

                FEDERAL FARM CREDIT BANK  - 15.28%

 12,000,000     0.99%, 10/03/03 (B).............     11,999,275
 15,150,000     1.26%, 10/07/03 (A).............     15,114,755
  5,000,000     1.14%, 04/14/04 (B).............      4,998,153
                                                   ------------
                                                     32,112,183
                                                   ------------

                FEDERAL HOME LOAN BANK  - 12.40%

  7,000,000     1.41%, 08/06/03 ................      7,000,000
 10,000,000     1.00%, 01/06/04 (B).............      9,998,363
  5,000,000     1.30%, 04/13/04 ................      5,000,000
  2,000,000     4.88%, 04/16/04 ................      2,049,741
  2,000,000     1.25%, 06/18/04 ................      2,000,000
                                                   ------------
                                                     26,048,104
                                                   ------------
                TOTAL U.S. AGENCY
                OBLIGATIONS.....................    160,313,182
                                                   ------------
                (Cost $160,313,182)

 PAR VALUE                                           VALUE
 ---------                                           -----

REPURCHASE AGREEMENT - 23.31%

 $48,965,000    Repurchase Agreement with:
                Greenwich Capital Markets
                1.11%, Due 08/01/2003
                dated 07/31/2003
                Repurchase Price $48,966,510
                (Collateralized by U.S. Agency
                Obligations, 1.88% - 7.63%
                Due 08/15/2003 - 09/12/2013;
                Total Par $48,146,893
                Market Value $49,944,940) ......   $ 48,965,000
                                                   ------------
                TOTAL REPURCHASE AGREEMENT .....     48,965,000
                                                   ------------
                (Cost $48,965,000)
    SHARES
  ----------

INVESTMENT COMPANY - 0.36%

    758,356     Dreyfus Government
                Cash Management Fund............        758,356
                                                   ------------
                TOTAL INVESTMENT COMPANY .......        758,356
                                                   ------------
                (Cost $758,356)
TOTAL INVESTMENTS - 99.98%......................    210,036,538
                                                   ------------
(Cost $210,036,538)*
NET OTHER ASSETS AND LIABILITIES - 0.02% .......         48,783
                                                   ------------
NET ASSETS - 100.00%............................   $210,085,321
                                                   ============

----------------------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect at July 31, 2003.


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       11

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2003

                                                          PRIME         TAX-EXEMPT       GOVERNMENT
                                                        RESERVES         RESERVES         RESERVES
                                                     --------------    ------------     ------------
ASSETS:

   Investments (Note 2):
     Investments at amoritized cost .............    $3,911,770,106    $153,888,469     $161,071,538
     Repurchase agreements ......................        21,321,000              --       48,965,000
                                                     --------------    ------------     ------------
       Total investments at value ...............     3,933,091,106     153,888,469      210,036,538
   Cash .........................................               391              --              830
   Receivable for investments sold ..............                --       9,604,335               --
   Interest and dividend receivable .............         4,957,443         561,016          282,059
   Deferred Trustees' fees (Note 3) .............           118,733           4,879            5,852
                                                     --------------    ------------     ------------
     Total Assets ...............................     3,938,167,673     164,058,699      210,325,279
                                                     --------------    ------------     ------------

LIABILITIES:

   Payable for investments purchased ............        53,792,521       1,000,000               --
   Payable to custodian .........................                --              10               --
   Payable to Fleet and affiliates (Note 3) .....         3,301,828         126,203          181,302
   Trustees' fees and expenses payable (Note 3) .            30,153             600            1,354
   Deferred Trustees' fees (Note 3) .............           118,733           4,879            5,852
   Accrued expenses and other payables ..........         1,135,210          32,134           51,450
                                                     --------------    ------------     ------------
     Total Liabilities ..........................        58,378,445       1,163,826          239,958
                                                     --------------    ------------     ------------
NET ASSETS ......................................    $3,879,789,228    $162,894,873     $210,085,321
                                                     ==============    ============     ============

NET ASSETS CONSIST OF:
   Par value (Note 5) ...........................    $    3,879,747    $    162,897     $    210,085
   Paid-in capital in excess of par value .......     3,875,867,318     162,733,920      209,875,236
   Undistributed net investment income ..........            42,163              --               --
   Accumulated net realized (loss) on
     investments sold ...........................                --          (1,944)              --
                                                     --------------    ------------     ------------
TOTAL NET ASSETS ................................    $3,879,789,228    $162,894,873     $210,085,321
                                                     ==============    ============     ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING .......     3,879,747,065     162,896,817      210,085,321

NET ASSET VALUE:
   Offering and redemption price per share
   (Net Assets/Shares Outstanding) ..............    $         1.00    $       1.00     $       1.00
                                                     ==============    ============     ============


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       12

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2003

                                                         PRIME       TAX-EXEMPT      GOVERNMENT
                                                       RESERVES       RESERVES        RESERVES
                                                     ------------    ----------     -----------
INVESTMENT INCOME:
   Interest (Note 2) ............................    $ 61,811,966    $2,228,643     $ 3,310,190
   Dividends (Note 2) ...........................           9,595        30,856          80,431
                                                     ------------    ----------     -----------
     Total investment income ....................      61,821,561     2,259,499       3,390,621
                                                     ------------    ----------     -----------

EXPENSES:
   Investment advisory fees (Note 3) ............      14,810,042       685,923         929,047
   Administration fees (Note 3) .................       2,760,994       114,798         155,492
   Custody fees .................................          28,900        15,875          15,067
   Fund accounting fees (Note 3) ................         132,572        36,699          52,479
   Professional fees ............................         127,963        25,948          30,483
   Trustees' fees (Note 3) ......................          85,069         2,631           4,537
   Transfer agent fee (Note 3) ..................           5,001         5,001           5,001
   Distribution and service fees (Note 3) .......      41,242,909     1,714,807       2,322,660
   Reports to shareholders ......................       1,372,207         6,772          18,046
   Miscellaneous ................................         138,650        19,988          26,541
                                                     ------------    ----------     -----------
     Total expenses before reimbursement/waiver .      60,704,307     2,628,442       3,559,353
                                                     ------------    ----------     -----------
     Less: reimbursement/waiver (Notes 3 & 4) ...     (18,146,841)     (856,781)     (1,138,124)
                                                     ------------    ----------     -----------
       Total expenses net of reimbursement/waiver      42,557,466     1,771,661       2,421,229
                                                     ------------    ----------     -----------
NET INVESTMENT INCOME ...........................      19,264,095       487,838         969,392
                                                     ------------    ----------     -----------

NET REALIZED GAIN (LOSS) ON INVESTMENTS .........          22,021        (1,944)             --
                                                     ------------    ----------     -----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS .......................    $ 19,286,116    $  485,894     $   969,392
                                                     ============    ==========     ===========


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       13

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     PRIME RESERVES                     TAX-EXEMPT RESERVES
                                                           ------------------------------------    ------------------------------
                                                                       YEARS ENDED                          YEARS ENDED
                                                                         JULY 31,                             JULY 31,
                                                                 2003                2002               2003             2002
                                                           ----------------    ----------------    -------------    -------------
NET ASSETS AT BEGINNING OF PERIOD ......................   $  4,488,637,042    $  5,123,427,095    $ 177,913,307    $ 223,983,457
                                                           ----------------    ----------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ...............................         19,264,095          71,186,328          487,838        1,573,542
   Net realized gain (loss) on investments .............             22,021                  (2)          (1,944)              --
                                                           ----------------    ----------------    -------------    -------------
     Net increase in net assets
       resulting from operations .......................         19,286,116          71,186,326          485,894        1,573,542
                                                           ----------------    ----------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ...............................        (19,264,095)        (71,186,328)        (487,838)      (1,573,542)
                                                           ----------------    ----------------    -------------    -------------
     Total Distributions ...............................        (19,264,095)        (71,186,328)        (487,838)      (1,573,542)
                                                           ----------------    ----------------    -------------    -------------

SHARE TRANSACTIONS:
   Net proceeds from sale of shares ....................     12,299,009,403      14,934,406,579      433,523,128      541,508,879
   Issued to shareholders in
     reinvestment of dividends .........................         19,264,092          71,186,328          487,838        1,573,542
   Cost of shares repurchased ..........................    (12,927,143,330)    (15,640,382,958)    (449,027,456)    (589,152,571)
                                                           ----------------    ----------------    -------------    -------------
     Net (decrease) from share transactions ............       (608,869,835)       (634,790,051)     (15,016,490)     (46,070,150)
                                                           ----------------    ----------------    -------------    -------------
     Net (decrease) in net assets ......................       (608,847,814)       (634,790,053)     (15,018,434)     (46,070,150)
                                                           ----------------    ----------------    -------------    -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........   $  3,879,789,228    $  4,488,637,042    $ 162,894,873    $ 177,913,307
                                                           ================    ================    =============    =============

(A) Undistributed net investment income ................   $         42,163    $         20,144    $          --    $          --
                                                           ================    ================    =============    =============

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold ................................................     12,299,009,403      14,934,406,579      433,523,128      541,508,879
   Issued to shareholders in
     reinvestment of dividends .........................         19,264,092          71,186,328          487,838        1,573,542
   Repurchased .........................................    (12,927,143,330)    (15,640,382,958)    (449,027,456)    (589,152,571)
                                                           ----------------    ----------------    -------------    -------------
     Net (decrease) in shares outstanding ..............       (608,869,835)       (634,790,051)     (15,016,490)     (46,070,150)
                                                           ================    ================    =============    =============

                                                                GOVERNMENT RESERVES
                                                           ------------------------------
                                                                    YEARS ENDED
                                                                      JULY 31,
                                                                2003            2002
                                                           -------------    -------------
NET ASSETS AT BEGINNING OF PERIOD ......................   $ 239,341,844    $ 261,991,392
                                                           -------------    -------------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ...............................         969,392        3,428,673
   Net realized gain (loss) on investments .............              --               --
                                                           -------------    -------------
     Net increase in net assets
       resulting from operations .......................         969,392        3,428,673
                                                           -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ...............................        (969,392)      (3,428,673)
                                                           -------------    -------------
     Total Distributions ...............................        (969,392)      (3,428,673)
                                                           -------------    -------------

SHARE TRANSACTIONS:
   Net proceeds from sale of shares ....................     602,364,126      693,341,469
   Issued to shareholders in
     reinvestment of dividends .........................         969,389        3,428,673
   Cost of shares repurchased ..........................    (632,590,038)    (719,419,690)
                                                           -------------    -------------
     Net (decrease) from share transactions ............     (29,256,523)     (22,649,548)
                                                           -------------    -------------
     Net (decrease) in net assets ......................     (29,256,523)     (22,649,548)
                                                           -------------    -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........   $ 210,085,321    $ 239,341,844
                                                           =============    =============

(A) Undistributed net investment income ................   $          --    $          --
                                                           =============    =============

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold ................................................     602,364,126      693,341,469
   Issued to shareholders in
     reinvestment of dividends .........................         969,389        3,428,673
   Repurchased .........................................    (632,590,038)    (719,419,690)
                                                           -------------    -------------
     Net (decrease) in shares outstanding ..............     (29,256,523)     (22,649,548)
                                                           =============    =============


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     14 - 15

PRIME RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        YEARS ENDED JULY 31,                 PERIOD ENDED
                                       ----------------------------------------------------    JULY 31,
                                          2003           2002         2001          2000       1999(1)
                                       ----------     ----------   ----------    ----------   ----------
Net Asset Value, Beginning of Period   $     1.00     $     1.00   $     1.00    $     1.00   $     1.00
                                       ----------     ----------   ----------    ----------   ----------
Income from Investment Operations:
   Net investment income ...........           --(2)        0.01         0.05          0.05         0.04
                                       ----------     ----------   ----------    ----------   ----------

Less Distributions:
   Distributions from net
     investment income .............           --(2)       (0.01)       (0.05)        (0.05)       (0.04)
                                       ----------     ----------   ----------    ----------   ----------

Net increase (decrease) in
   net asset value .................           --             --           --            --           --
                                       ----------     ----------   ----------    ----------   ----------
Net Asset Value, End of Period .....   $     1.00     $     1.00   $     1.00    $     1.00   $     1.00
                                       ==========     ==========   ==========    ==========   ==========

Total Return .......................         0.46%          1.42%        4.83%         5.09%        3.59%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s) ...   $3,879,789     $4,488,637   $5,123,427    $4,330,068   $4,250,399
Ratios to average net assets:
   Net investment income ...........         0.47%          1.44%        4.65%         4.98%        4.10%*
   Operating expenses ..............         1.03%          1.03%        0.98%         0.92%        0.96%*

------------------------------------
*        Annualized
**       Not annualized
(1)      The Fund commenced operations on September 22, 1998.
(2)      Net investment income per share and distributions from net investment income were less than $0.005.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       16

TAX-EXEMPT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        YEARS ENDED JULY 31,                 PERIOD ENDED
                                       ----------------------------------------------------    JULY 31,
                                          2003           2002         2001          2000       1999(1)
                                       ----------     ----------   ----------    ----------   ----------
Net Asset Value, Beginning of Period   $     1.00     $     1.00   $     1.00    $     1.00   $     1.00
                                       ----------     ----------   ----------    ----------   ----------
Income from Investment Operations:
   Net investment income (A) .......           --(2)        0.01         0.03          0.03         0.02
                                       ----------     ----------   ----------    ----------   ----------

Less Distributions:
   Distributions from
     net investment income .........           --(2)       (0.01)       (0.03)        (0.03)       (0.02)
                                       ----------     ----------   ----------    ----------   ----------

Net increase (decrease) in
   net asset value .................           --             --           --            --           --
                                       ----------     ----------   ----------    ----------   ----------
Net Asset Value, End of Period .....   $     1.00     $     1.00   $     1.00    $     1.00   $     1.00
                                       ==========     ==========   ==========    ==========   ==========

Total Return .......................         0.28%          0.76%        2.72%         2.77%        1.82%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s) ...   $  162,895     $  177,913   $  223,983    $  169,133   $  177,840
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver ..........         0.28%          0.77%        2.67%         2.72%        2.09%*
   Operating expenses including
     reimbursement/waiver ..........         1.03%          1.05%        1.01%         0.96%        0.99%*
   Operating expenses excluding
     voluntary reimbursement/waiver          1.04%          1.05%        1.01%         0.96%        0.99%*

-------------------------------------
*        Annualized
**       Not annualized
(1)      The Fund commenced operations on September 22, 1998.
(2)      Net investment income per share and distributions from net investment income were less than $0.005.
(A)      Net investment income per share before the voluntary reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the years ended July 31, 2003, 2002, 2001, 2000 and the period ended July 31,
         1999(1) was $0.00(2), $0.01, $0.03, $0.03 and $0.02, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       17

GOVERNMENT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        YEARS ENDED JULY 31,                 PERIOD ENDED
                                       ----------------------------------------------------    JULY 31,
                                          2003           2002         2001          2000       1999(1)
                                       ----------     ----------   ----------    ----------   ----------
Net Asset Value, Beginning of Period   $     1.00     $     1.00   $     1.00    $     1.00   $     1.00
                                       ----------     ----------   ----------    ----------   ----------
Income from Investment Operations:
   Net investment income ...........           --(2)        0.01         0.05          0.05         0.03
                                       ----------     ----------   ----------    ----------   ----------

Less Distributions:
   Distributions from
     net investment income .........           --(2)       (0.01)       (0.05)        (0.05)       (0.03)
                                       ----------     ----------   ----------    ----------   ----------

Net increase (decrease) in
   net asset value .................           --             --           --            --           --
                                       ----------     ----------   ----------    ----------   ----------
Net Asset Value, End of Period .....   $     1.00     $     1.00   $     1.00    $     1.00   $     1.00
                                       ==========     ==========   ==========    ==========   ==========

Total Return .......................         0.41%          1.33%        4.78%         4.94%        3.49%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s) ...   $  210,085     $  239,342   $  261,991    $  165,278   $  156,853
Ratios to average net assets:
   Net investment income ...........         0.42%          1.36%        4.58%         4.84%        4.00%*
   Operating expenses ..............         1.04%          1.05%        1.01%         0.95%        0.99%*

------------------------------------
*        Annualized
**       Not annualized
(1)      The Fund commenced operations on September 22, 1998.
(2)      Net investment income per share and distributions from net investment income were less than $0.005.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       18

NOTES TO FINANCIAL STATEMENTS


1.     ORGANIZATION

The Galaxy Fund, a Massachusetts business trust (the "Trust" or "Galaxy"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered twelve managed investment portfolios. The Trust has registered for sale shares in four additional investment portfolios which had not commenced operations as of the date of this report. The accompanying financial statements and financial highlights are those of the Prime Reserves, Tax-Exempt Reserves and Government Reserves (individually, a "Fund" and collectively, the "Funds") only.

2.     SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with accounting principles generally accepted in the United States consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion and amortization to maturity of any discount or premium. Investments in other investment companies are valued at net asset value.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest and dividend income is recorded on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid daily. Net realized capital gains, if any, are distributed at least annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending July 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is recorded.

REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian or a subcustodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the

NOTES TO FINANCIAL STATEMENTS


value of the underlying securities during the period while the Fund seeks to assert its rights.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds, based on the method by which such expenses are invoiced to the fund.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICES AND OTHER FEES

On April 1, 2003, Fleet Investment Advisors Inc. ("FIA"), which served as investment advisor and administrator to the Funds, Colonial Management Associates, Inc. ("CMA"), which provided pricing and bookkeeping services to the Funds, and several other affiliated entities merged into Columbia Management Advisors, Inc. ("Columbia"). Each of FIA and CMA was, and Columbia is, a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Funds' investment advisor, administrator, and pricing and bookkeeping agent. The merger did not change the way the Funds are managed, the investment personnel assigned to manage the Funds or the fees paid by the Funds to Columbia.

The Trust and Columbia are parties to an investment advisory agreement under which Columbia provides services for a fee, computed daily and paid monthly, at the annual rate of 0.40% of the first $750,000,000 of each Fund's average daily net assets, plus 0.35% of each Fund's average daily net assets in excess of $750,000,000.

The Trust and Columbia are also parties to an administration agreement under which Columbia provides services for a fee, computed daily and paid monthly, at the annual rate of 0.067% of the first $30 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports) and 0.05% of combined average daily net assets in excess of $30 billion. Prior to June 5, 2003, Columbia was entitled to receive fees under the administration agreement at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Funds and the other funds offered by the Trust, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets and 0.05% of combined average daily net assets in excess of $30 billion, although effective November 15, 2002, Columbia had limited the administration fee payable to it by the Trust to a maximum annual rate of 0.067% of the combined average daily net assets of the Funds and the other funds offered by the Trust. For the year ended July 31, 2003, the Funds paid administration fees at the effective annual rate of 0.0669% of each Fund's average daily net assets. Prior to July 22, 2002, PFPC Inc. ("PFPC"), a member of The PNC Financial Services Group, served as the Trust's administrator and was entitled to receive the same fees that Columbia was entitled to receive prior to June 5, 2003. Effective July 22, 2002, PFPC serves as sub-administrator to the Trust pursuant to an agreement with Columbia.

NOTES TO FINANCIAL STATEMENTS


Effective January 6, 2003, PFPC Trust Company, a member of The PNC Financial Services Group, serves as the Trust's custodian bank. Prior to such date, FIA provided custody administration services pursuant to certain fee arrangements. In accordance with such fee arrangements, FIA compensated the Trust's former custodian bank, JPMorgan Chase Bank, for its services.

Columbia provides the Trust with certain pricing and bookkeeping services pursuant to certain fee arrangements. Prior to July 22, 2002, PFPC provided these pricing and bookkeeping services pursuant to its administration agreement with the Trust and subject to the same fee arrangements. PFPC has agreed to continue to provide certain of these pricing and bookkeeping services pursuant to an agreement with Columbia. PFPC also provides transfer agency services to the Funds pursuant to certain fee arrangements.

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, serves as the exclusive distributor of the Trust's shares. Prior to July 22, 2002, PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC, and an indirect wholly-owned subsidiary of The PNC Financial Services Group, acted as the exclusive distributor of the Trust's shares.

The Trust has adopted a distribution and services plan (the "Plan") with respect to the Funds. Under the Plan, the Trust may pay (i) the Distributor or another person for distribution services provided and expenses assumed and (ii) broker-dealers or other financial institutions ("Service Organizations") for shareholder administrative support services provided to shareholders of the Funds. Payments by the Trust for distribution expenses may not exceed an annual rate of 0.75% of the average daily net assets of a Fund and payments for shareholder administrative support services may not exceed 0.25% of the average daily net assets of a Fund's outstanding shares which are owned of record or beneficially by a Service Organization's customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship. The Trust is currently limiting payments under the Plan to an aggregate fee of not more than 0.56% of the average daily net assets of the Prime Reserves and not more than 0.51% of the average daily net assets of the Tax-Exempt Reserves and Government Reserves.

For the year ended July 31, 2003, the Funds paid and waived fees under the Plan as follows:

                        SHAREHOLDER
  FUND                    SERVICES    DISTRIBUTION  FEES WAIVED
  ----                  -----------   ------------  -----------
Prime Reserves .......   $10,310,727  $30,932,182   $18,146,841
Tax-Exempt Reserves ..       428,702    1,286,105       840,255
Government Reserves ..       580,665    1,741,995     1,138,124

Certain officers of the Trust are officers of Columbia and its affiliates or PFPC. Such officers receive no compensation from the Trust for serving in their respective roles. Each Trustee is entitled to receive for services as a Trustee of the Trust an aggregate fee of $54,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Board of Trustees of the Trust is also entitled to additional fees for his services in this capacity. These fees are allocated among the funds of the Trust based on their relative net assets. During the year ended July 31, 2003, these fees were also allocated among the investment portfolios of Galaxy Fund II and The Galaxy VIP Fund, two related registered investment companies with the same Board of Trustees and Chairman. The portfolios of Galaxy Fund II and The Galaxy VIP Fund were reorganized into the Liberty Family of Funds during the year ended July 31, 2003.

Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Compensation Plan"), an unfunded, non-qualified deferred compensation plan. The Compensation Plan allows each Trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

NOTES TO FINANCIAL STATEMENTS


Expenses for the year ended July 31, 2003 include legal fees paid to Drinker Biddle & Reath LLP in the amount of $104,272 for the Prime Reserves, $4,145 for the Tax-Exempt Reserves and $6,783 for the Government Reserves. A partner of that firm is Secretary of the Trust.

4.     WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

FIA and Columbia and/or their affiliates and/or PFPC voluntarily agreed to waive a portion of their fees and/or reimburse the Funds for certain expenses so that total expenses would not exceed certain expense limitations established for each Fund. The respective parties, at their discretion, may revise or discontinue the voluntary waivers and/or expense reimbursements at any time. For the year ended July 31, 2003, FIA and Columbia and/or their affiliates and/or PFPC waived fees and/or reimbursed expenses in the amount of $16,526 for the Tax-Exempt Reserves.

5.     SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into sixteen classes of shares, each consisting of one or more series.

Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses and is entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

6.     CONCENTRATION OF CREDIT RISK

The Tax-Exempt Reserves holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At July 31, 2003, investments in these insured securities represented 76.13% of the Fund. The value of investments insured by or supported by a letter of credit from institutions that represent greater than 5% of the total market value of investments are as follows: JPMorgan Chase Bank, 6.30%, Northern Trust Co., 6.08%, SunTrust Bank, 8.94%, U.S. Bank, N.A., 6.52% and Wells Fargo Bank, N.A., 16.33%.

7.     POST OCTOBER LOSSES

Under current tax laws, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended July 31, 2003, the Tax-Exempt Reserves elected to defer losses of $1,944 realized between November 1, 2002 and July 31, 2003.

8.     RECLASSIFICATION OF ACCOUNTS

During the year ended July 31, 2003, reclassifications have been made to the Prime Reserves' capital accounts to report these balances on a tax basis, excluding certain temporary differences, as of July 31, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Prime Reserves, are primarily attributable to distribution reclassification for short-term realized gains. The calculation of net investment income per share in the financial highlights excludes these adjustments.

                      UNDISTRIBUTED NET    ACCUMULATED NET
  FUND                INVESTMENT INCOME     REALIZED LOSS
  ----                -----------------    ---------------
Prime Reserves ....      $   22,019          $  (22,019)

NOTES TO FINANCIAL STATEMENTS


9.     DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during 2003 and 2002 was as follows:

                                  DISTRIBUTIONS PAID IN 2003               DISTRIBUTIONS PAID IN 2002
                                  --------------------------               --------------------------
                               TAX-EXEMPT           ORDINARY            TAX-EXEMPT            ORDINARY
FUND                             INCOME              INCOME               INCOME               INCOME
--------------------------------------------------------------------------------------------------------
Prime Reserves                $        --         $19,264,095          $        --          $71,186,328
Tax-Exempt Reserves*              487,838                  --            1,573,542                   --
Government Reserves                    --             969,392                   --            3,428,673

* Substantially all these distributions were made from tax-exempt income.

There are no significant differences between distributions to shareholders shown in the Statement of Changes in Net Assets and the tax basis distributions shown above.

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

                          UNDISTRIBUTED  UNDISTRIBUTED
                           TAX-EXEMPT      ORDINARY
FUND                         INCOME         INCOME
------------------------------------------------------

Prime Reserves             $        --   $   133,743
Tax-Exempt Reserves              3,794            --
Government Reserves                 --         4,577

10.    TAX INFORMATION (UNAUDITED)

During the fiscal year ended July 31, 2003, the Government Reserves earned 29.30% of its income from direct obligations of the U.S. Government. Appropriate tax information detailing U.S. Government income percentages on a calender year basis will accompany each shareholder's year-end tax statement. As each state's rules on the exemption of this income differ, please consult your tax advisor regarding specific tax treatment.

100% of the income earned by the Tax-Exempt Reserves will generally qualify as exempt from federal taxation.

NOTES TO FINANCIAL STATEMENTS


11.    TRUSTEES AND OFFICERS INFORMATION (UNAUDITED)

The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and Galaxy's Declaration of Trust. Information pertaining to the trustees and officers of Galaxy is set forth below. Trustees who are not deemed to be "interested persons" of Galaxy as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of Galaxy are referred to as "Interested Trustees." Galaxy's Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling Galaxy toll-free at 1-866-840-5469.

                                    TERM OF                                   NUMBER OF
                                   OFFICE AND                               PORTFOLIOS IN
                      POSITION(S)  LENGTH OF                               FUND COMPLEX(3)
 NAME, ADDRESS         HELD WITH     TIME        PRINCIPAL OCCUPATION(S)     OVERSEEN BY      OTHER DIRECTORSHIPS
   AND AGE(1)            GALAXY    SERVED(2)       DURING PAST 5 YEARS         TRUSTEE         HELD BY TRUSTEE(4)
 -------------        -----------  ----------    -----------------------   ---------------    -------------------
INDEPENDENT
TRUSTEES

Dwight E. Vicks, Jr.   Chairman &    Since    Chairman, Director and Treasurer,    12      Director, Utica First Insurance Company;
Age 70                  Trustee      4/2/86   Vicks Lithograph & Printing                  Director, SBU Bank; Director, Partners
                                              Corporation (book manufacturing).            Trust Financial Group; Director, Monitor
                                                                                           Life Insurance Company; Director,
                                                                                           Commercial Travelers Mutual Insurance
                                                                                           Company.

Louis DeThomasis        Trustee      Since    President, Saint Mary's              12                  None
Age 62                               7/24/86  University of Minnesota.

Kenneth A. Froot(5)     Trustee      Since    Professor of Finance,                13                  None
Age 46                               12/5/00  Harvard University.

James M. Seed           Trustee      Since    President, The Astra Ventures,       12      Chairman and Director, Fischer-Watt
Age 62                               5/26/88  Incorporated (oil and gas                    Gold Co.; Director, XSCI, Inc.
                                              exploration; private equity).

INTERESTED
TRUSTEE

John T. O'Neill(6)      Trustee      2/25/88  Private Investor; Executive Vice     12                  None
Age 58                                        President and Chief Financial
                                              Officer, Hasbro, Inc. (toy and game
                                              manufacturer) until December 1999.

NOTES TO FINANCIAL STATEMENTS


                                    TERM OF                                             NUMBER OF
                                   OFFICE AND                                         PORTFOLIOS IN
                      POSITION(S)  LENGTH OF                                         FUND COMPLEX(3)
 NAME, ADDRESS         HELD WITH     TIME        PRINCIPAL OCCUPATION(S)               OVERSEEN BY      OTHER DIRECTORSHIPS
   AND AGE(1)            GALAXY    SERVED(2)       DURING PAST 5 YEARS                   TRUSTEE         HELD BY TRUSTEE(4)
 -------------        -----------  ----------    -----------------------             ---------------    -------------------
OFFICERS

Joseph R. Palombo(7)   President     Since    Chief Operating Officer, Columbia            N/A                N/A
One Financial Center                2/27/03   Management Group, Inc., since
Boston, MA 02111                              November 2001; Chief Operations
Age 50                                        Officer of Mutual Funds, Liberty
                                              Financial Companies, Inc., from August
                                              2000 to November 2001; Executive Vice
                                              President, Stein Roe & Farnham
                                              Incorporated, since April 1999 and
                                              Director since September 2000; Executive
                                              Vice President and Director, Colonial
                                              Management Associates. Inc., since April
                                              1999; Executive Vice President and Chief
                                              Administrative Officer, Liberty Funds
                                              Group, LLC, since April 1999; Trustee
                                              and Chairman of the Board, the Stein Roe
                                              Family of Funds, since October 2000;
                                              Manager, Stein Roe Floating Rate Limited
                                              Liability Company, since October 2000;
                                              Vice President, the Liberty Funds, from
                                              April 1999 to August 2000; Chief
                                              Operating Officer and Chief Compliance
                                              Officer, Putnam Mutual Funds, from
                                              December 1993 to March 1999.

Glen P. Martin           Vice       Since     Director, Strategy and Product               N/A                N/A
One Financial Center   President    9/5/02    Management Division, and Senior
Boston, MA 02111                              Vice President, Columbia Management
Age 44                                        Group, Inc., since March 2002;
                                              Interim Managing Director, Mutual Fund
                                              Division, and Senior Vice President,
                                              Fleet Investment Management, from April
                                              2001 to March 2002; Director, Product
                                              Development and Marketing and Senior
                                              Vice President, Fleet Investment
                                              Management, from March 1999 to April
                                              2001; Vice President of Investment
                                              Marketing Management, Fleet Investment
                                              Management, from May 1997 to March 1999.

NOTES TO FINANCIAL STATEMENTS


                                    TERM OF                                             NUMBER OF
                                   OFFICE AND                                         PORTFOLIOS IN
                      POSITION(S)  LENGTH OF                                         FUND COMPLEX(3)
 NAME, ADDRESS         HELD WITH     TIME        PRINCIPAL OCCUPATION(S)               OVERSEEN BY      OTHER DIRECTORSHIPS
   AND AGE(1)            GALAXY    SERVED(2)       DURING PAST 5 YEARS                   TRUSTEE         HELD BY TRUSTEE(4)
 -------------        -----------  ----------    -----------------------             ---------------    -------------------
Vicki L. Benjamin(8)     Chief      Since     Vice President, Liberty Funds Group,         N/A                N/A
One Financial Center   Accounting   9/5/02    LLC, since April 2001; Vice President,
Boston, MA 02111       Officer and            Corporate Audit, State Street Bank and
Age 42                 Controller             Trust Company, from May 1998 to
                                              April 2001; Senior Audit Manager,
                                              Coopers & Lybrand, LLP, from July 1997
                                              to May 1998; Audit Manager, Coopers &
                                              Lybrand, LLP, from July 1994 to June
                                              1997.

J. Kevin Connaughton(9) Treasurer   Since     Senior Vice President, Liberty Funds         N/A                N/A
One Financial Center                9/5/02    Group, LLC, since January 2001; Vice
Boston, MA 02111                              President, Liberty Funds Group, LLC,
Age 39                                        from April 2000 to January 2001;
                                              Vice President, Colonial Management
                                              Associates, Inc., from February 1998
                                              to October 2000; Senior Tax Manager,
                                              Coopers & Lybrand, LLP, from
                                              April 1996 to January 1998.

NOTES TO FINANCIAL STATEMENTS


                                    TERM OF                                             NUMBER OF
                                   OFFICE AND                                         PORTFOLIOS IN
                      POSITION(S)  LENGTH OF                                         FUND COMPLEX(3)
 NAME, ADDRESS         HELD WITH     TIME        PRINCIPAL OCCUPATION(S)               OVERSEEN BY      OTHER DIRECTORSHIPS
   AND AGE(1)            GALAXY    SERVED(2)       DURING PAST 5 YEARS                   TRUSTEE         HELD BY TRUSTEE(4)
 -------------        -----------  ----------    -----------------------             ---------------    -------------------
W. Bruce McConnel      Secretary    Since     Partner of the law firm Drinker              N/A                N/A
One Logan Square                    4/3/86    Biddle & Reath LLP.
18th & Cherry Streets
Philadelphia, PA 19103
Age 60

----------------------
1. Each trustee may be contacted by writing to the trustee, c/o The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111, Attn: Glen P. Martin.
2. Each trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed or adjudged incompetent by the Board of Trustees in accordance with Galaxy's Declaration of Trust; (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the Trustees without shareholder approval) at the end of the calendar year during which the trustee attains the age of 70 years (75 years with respect to each current trustee except Mr. Froot); or (d) Galaxy terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with Galaxy's Code of Regulations; or
     (c) Galaxy terminates.
3. The "Fund Complex" consists of all registered investment companies for which Columbia or any of its affiliates serves as investment advisor. Each trustee oversees the twelve Galaxy portfolios that are currently offered for sale. Galaxy is authorized to offer four additional portfolios that had not commenced operations as of the date of this report. Prior to December 9, 2002 and April 14, 2003, each trustee also was a trustee of Galaxy Fund II and The Galaxy VIP Fund, respectively. On December 9, 2002 and April 14, 2003, Galaxy Fund II and The Galaxy VIP Fund, respectively, were reorganized into the Liberty Family of Funds. Mr. Froot is a Director of Columbia Management Multi-Strategy Hedge Fund, LLC, a Delaware limited liability company registered under the 1940 Act, which is advised by Columbia.
4. Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act that are not in the Fund Complex.
5. Prior to June 26, 2000, Mr. Froot was a trustee of the Boston 1784 Funds, which was advised by Fleet National Bank, an affiliate of Columbia. On June 26, 2000, the Boston 1784 Funds were reorganized into Galaxy.
6. Mr. O'Neill is considered to be an Interested Trustee because he owns securities issued by FleetBoston Financial Corporation.
7. Mr. Palombo served as Vice President of Galaxy from September 5, 2002 until February 27, 2003.
8. Ms. Benjamin also serves as Chief Accounting Officer and Controller of The Liberty Funds and the Liberty All-Star Family of Funds ("Liberty All-Star Funds"). The Liberty All-Star Funds consist of 2 closed-end investment company portfolios.
9. Mr. Connaughton also serves as Treasurer of the Liberty Funds and the Liberty All-Star Funds.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of The Galaxy Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Prime Reserves, Tax-Exempt Reserves and Government Reserves (three of the portfolios comprising The Galaxy Fund) (collectively, the "Funds") as of July 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from September 22, 1998 (commencement of operations) to July 31, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Reserves, Tax-Exempt Reserves and Government Reserves portfolios of The Galaxy Fund at July 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from September 22, 1998 to July 31, 1999, in conformity with accounting principles generally accepted in the United States.


                                                /S/ ERNST & YOUNG LLP


 Boston, Massachusetts
 September 4, 2003

IMPORTANT INFORMATION ABOUT THIS REPORT

The transfer agent for The Galaxy Fund ("Galaxy") is:

         PFPC, Inc.
         P.O. Box 6520
         Providence RI 02940-6520

Galaxy mails one shareholder report to each shareholder address. If you would like more than one report, please call PFPC, Inc. toll-free at 1-866-840-5469 and additional reports will be sent to you.


Financial advisors who want additional information about the Galaxy Prime Reserves, Government Reserves and Tax-Exempt Reserves should contact the distributor at the following address or telephone number:

         Liberty Funds Distributor, Inc.
         One Financial Center
         Boston MA 02111
         800.426.3750.

This report has been prepared for the shareholders of the Galaxy Prime Reserves, Government Reserves and Tax-Exempt Reserves.

                       This page intentionally left blank.

                       This page intentionally left blank.

[LOGO OMITTED - GALAXY FUNDS]
P.O. Box 6520
Providence, RI 02940-6520

-----------------------
   PRESORTED
   STANDARD
   POSTAGE PAID
   PERMIT NO. 105
   NORTH READING, MA
-----------------------

ARRESERVE (10/01/03) 03/2644

ANNUAL REPORT
July 31, 2003

GALAXY MONEY MARKET PORTFOLIOS

THE GALAXY FUND

Galaxy Prime Reserves

Galaxy Tax-Exempt Reserves

Galaxy Government Reserves

[LOGO OMITTED - GALAXY FUNDS]



ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that John T. O'Neill, a Trustee and member of the registrant's Audit Committee, qualifies as an audit committee financial expert. Mr. O'Neill is not "independent" as that term is defined in paragraph (a)(2) of this item's instructions because he is considered to be an "interested person" of the registrant as defined by the Investment Company Act of 1940. He is an "interested person" of the registrant because he owns securities issued by FleetBoston Financial Corporation, the parent of the registrant's investment adviser.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

   (a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures are adequately designed to provide reasonable assurance that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or other persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

   (b) There was no change in the registrant's internal control over financial reporting that occurred over the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) THE GALAXY FUND
           --------------------------------------------------------------
By (Signature and Title)            /S/ JOSEPH R. PALOMBO
                        -------------------------------------------------
                                    Joseph R. Palombo, President
                                    (principal executive officer)

Date                       SEPTEMBER 24, 2003
    ---------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /S/ JOSEPH R. PALOMBO
           --------------------------------------------------------------
                                    Joseph R. Palombo, President
                                    (principal executive officer)

Date                       SEPTEMBER 24, 2003
    ---------------------------------------------------------------------


By (Signature and Title)            /S/ J. KEVIN CONNAUGHTON
           --------------------------------------------------------------
                                    J. Kevin Connaughton, Treasurer
                                    (principal financial officer)

Date                       SEPTEMBER 24, 2003
    ---------------------------------------------------------------------